Financial Asset (Indemnity) (Tables)	12 Months Ended
Dec. 31, 2024
Financial Asset
Schedule of financial asset resulting from concession agreement

	December 31, 2023	Transfer of Intangible asset (a)	Update of the Financial Asset (b)	December 30, 2024
Financial Asset
Concession Agreement - URAE-1	-	8,450,316	9,151,310	17,601,626
Total	-	8,450,316	9,151,310	17,601,626

(a)	Correspond to transfers (bifurcation) of intangible assets to the financial asset of the concession, which were previously recognized at their cost;

(b)	Review of the financial asset considering the restatement by the IPCA, as this is the rate used by the regulatory agency for the adjustment of assets to be compensated. A total of R$ 8,757,450 was recognized at initial bifurcation, in July 2024, with the start of the agreement with URAE-1.